Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Disclosure of transactions between related parties [text block]	Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the year ended December 31, 2023, three months ended December 31, 2022, and years ended September 30, 2022 and 2021 are as follows:

	For the year ended	For the three months ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022 (transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Management salaries	1,332	275	1,453	939
Directors’ fees	332	102	442	233
Share-based compensation	1,701	788	1,628	2,154
	3,365	1,165	3,523	3,326

19. Related party transactions (continued)

19.2 Transactions with Key Management Personnel (continued)